Consolidated Statement of Profit or Loss and Other Comprehensive Income	12 Months Ended
	Jun. 30, 2024 AUD ($) $ / shares	Jun. 30, 2023 AUD ($) $ / shares	Jun. 30, 2022 AUD ($) $ / shares
ProfitLossLineItems [Line Items]
Revenue	$ 4,151,088	$ 5,376,693	$ 4,222,689
Other income	61,360	993,493	1,298,499
Technology expense	(890,778)	(1,718,974)	(1,805,432)
Employee benefits expense	(2,191,132)	(5,267,246)	(4,411,926)
Occupancy expense	(101,415)	(113,572)	(66,365)
Marketing expense	(187,046)	(318,492)	(414,012)
Consultancy expense	(853,850)	(874,638)	(1,691,544)
Depreciation and amortisation expense	(1,473,999)	(1,355,170)	(852,361)
Other expenses	(68,826)	(213,051)	(245,079)
Impairment of financial assets	(272,236)	(295,262)	(376,606)
Operating loss	(1,826,834)	(3,786,219)	(4,342,137)
Financial cost	(114,199)	(105,367)	(748,190)
Loss before income tax	(1,941,033)	(3,891,586)	(5,090,327)
Income tax expense
Loss for the year	(1,941,033)	(3,891,586)	(5,090,327)
Other comprehensive income:
Exchange differences on translating foreign operations	3,023	(23,010)	(48,453)
Total Comprehensive Loss for the year	$ (1,938,010)	$ (3,914,596)	$ (5,138,780)
Earnings per share
Basic loss per share | (per share)	$ (1.49)	$ (3.69)	$ (4.94)
Diluted loss per share | (per share)	$ (1.49)	$ (3.69)	$ (4.94)
Previously Reported [Member]
ProfitLossLineItems [Line Items]
Revenue	$ 4,151,088
Other income	61,360
Technology expense	(890,778)
Employee benefits expense	(3,238,568)
Occupancy expense	(101,415)
Marketing expense	(187,046)
Consultancy expense	(853,850)
Depreciation and amortisation expense	(1,473,999)
Other expenses	(68,826)
Impairment of financial assets	(272,236)
Operating loss	(2,874,270)
Financial cost	(114,199)
Loss before income tax	(2,988,469)
Income tax expense
Loss for the year	(2,988,469)	$ (3,891,586)	$ (5,090,327)
Other comprehensive income:
Exchange differences on translating foreign operations	3,023	(23,010)	(48,453)
Total Comprehensive Loss for the year	$ (2,985,446)	$ (3,914,596)	$ (5,138,780)
Earnings per share
Basic loss per share | (per share)	$ (2.30)
Diluted loss per share | (per share)	$ (2.30)